Assets Not Freely Disposable - Additional Information (Detail) - Debt securities [member] - Loans and advances to customers [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 46	€ 50
Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	12	12
Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	12	10
Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	3	2
United States [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 1	€ 1